Cover	Jul. 12, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 12, 2022
Current Fiscal Year End Date	--09-30
Entity File Number	000-55613
Entity Registrant Name	VoIP-PAL.COM INC.
Entity Central Index Key	0001410738
Entity Tax Identification Number	98-0184110
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	7215 Bosque Blvd.
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Waco
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76710-4020
City Area Code	954
Local Phone Number	495-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false